Organization and Principal Activities - Balances and Amounts of Company's WFOEs and VIEs (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Variable Interest Entities [Line Items]
Total current assets	$ 5,831,755	$ 5,187,702
Total assets	8,792,020	7,805,499	$ 7,531,673
Total current liabilities	3,889,685	3,289,814
Total liabilities	4,467,604	3,851,767
Net revenues	5,661,294	4,900,262	4,313,586
Net income	475,172	371,716	309,591
Net cash provided by operating activities	1,027,080	896,592	1,122,643
Net cash used in investing activities	(457,701)	(93,428)	(1,153,922)
Net cash used in financing activities	(380,153)	(584,971)	(160,438)
Variable interest entities (VIEs) [Member]
Variable Interest Entities [Line Items]
Total current assets	3,787,279	3,134,190
Total non-current assets	2,545,484	2,227,645
Total assets	6,332,763	5,361,835
Total current liabilities	3,695,843	3,198,784
Total non-current liabilities	572,147	543,506
Total liabilities	4,267,990	3,742,290
Net revenues	5,643,957	4,888,374	4,280,056
Net income	848,869	674,182	606,139
Net cash provided by operating activities	1,192,498	1,041,249	1,310,909
Net cash used in investing activities	(520,147)	(546,190)	(1,234,725)
Net cash used in financing activities	$ (6,791)	$ (18,882)	$ (16,721)